Investment Risks - Goose Hollow Tactical Allocation ETF	Jul. 30, 2025
ADR Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ADR Risk: ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Asset-Backed and Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Asset-Backed and Mortgage-Backed Securities Risk: When the Fund invests in asset-backed securities and mortgage-backed securities, the Fund is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

Commodities Futures Contract Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Commodities Futures Contract Risk: The Fund invests in commodities futures contracts that may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions. No purchase price is paid or received on the purchase or sale of a futures contract. Instead, an amount of cash or cash equivalents must be deposited with the broker as “initial margin.”

Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Convertible Securities Risk: Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.

Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging markets typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

ETF Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Structure Risk: The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Foreign Securities Risk: Changes in foreign economies and political climates are more likely to affect the Fund than a fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Futures Risk: The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Hedging Risk: If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.

High Yield Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High Yield Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Large Capitalization Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk: The adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that adviser’s investment strategy will produce the desired results, causing losses for the Fund.

Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

MLP and MLP Securities Related Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	MLP and MLP Securities Related Risk: Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks (which could occur if the MLP raises capital and then invests it in projects whose return fails to exceed the cost of capital raised) and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.

Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs. Such transactional and brokerage costs have a negative effect on Fund performance. Frequent trading may result in the Fund realizing more short-term capital gains than other funds.

Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

REIT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	REIT Risk: The Fund may invest in REITs. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.

Small and Medium Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small and Medium Capitalization Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Sovereign Bond Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Sovereign Bond Futures Risk: Sovereign bond futures contracts provide for the delivery upon maturity of one Sovereign Bond among a basket of eligible-to-deliver Sovereign Bonds. The price, yield and modified duration of each eligible-to-deliver Sovereign bond under the relevant sovereign bond futures contract, and which sovereign bond is cheapest to deliver, may change unpredictably, affecting the value of the relevant sovereign bond futures contract and, consequently, the value of your shares in unforeseeable ways.

Volatility Futures Contract Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Volatility Futures Contract Risk: The Fund may hedge risk by investing in futures contracts on equity volatility indexes. Future contracts on equity volatility indexes can be highly volatile compared to investments in traditional securities and the Fund may experience large losses. In particular, trading in in VIX futures contracts have been very volatile and can be expected to be very volatile in the future. High volatility may have an adverse impact on the Fund beyond the impact of any performance-based losses.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all ETFs, there is the risk that you could lose money through your investment in the Fund.